Useful Lives of Property and Equipment (Detail)	6 Months Ended
Jun. 29, 2013
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful lives of the property and equipment (in years)	5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of the property and equipment (in years)	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of the property and equipment (in years)	5 years
Equipment and machinery | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of the property and equipment (in years)	1 year 6 months
Equipment and machinery | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of the property and equipment (in years)	3 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Useful lives of the property and equipment	Shorter of lease term or estimated useful life